Taxes	12 Months Ended
Mar. 31, 2024
Taxes [Abstract]
Taxes

Note 10 — Taxes

British Virgin Islands

ALE Group Holding and ALE (BVI) Limited are incorporated in the British Virgin Islands and conduct all of the Company’s businesses through the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited. Under the current laws of the British Virgin Islands, ALE Group Holding and ALE (BVI) Limited are not subject to tax on income or capital gains. In addition, upon payments of dividends by the ALE (BVI) Limited and the Company’s subsidiary in Hong Kong, ALE Corporate Services Limited to the Company’s shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

Two-tier Profits Tax Rates

ALECS is incorporated in Hong Kong and is subject to Hong Kong profits tax compliance.

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. The Ordinance only allows one entity within a group of “connected entities” is eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business. Under the Ordinance, it is an entity’s election to nominate an entity that will be subject to the two-tier profits tax rate on its Profits Tax Return. The election is irrevocable.

ALECS elected the two-tier profits tax rate for its tax years of 2021, 2022 and 2023. ALECS applies the two-tier profits tax rate for its provision for current income and deferred taxes.

For the tax years of 2021, 2022 and 2023, the Financial Secretary of Hong Kong provided concessionary measures by providing tax reduction (“tax credit”) of profits tax up to HKD 10,000, HKD 6,000 and HKD 3,000 per case, respectively.

Net operating loss will be carryforward indefinitely under Hong Kong profits tax regulation. As of March 31, 2023 and 2024, the Company did not generate net operating loss carry forwards available to offset future taxable income.

The income tax provision consisted of the following components:

	For the years ended March 31
	2022	2023	2024
	HKD	HKD	HKD	US$
Current:
Hong Kong	$1,877,357	$879,171	$1,414,234	$180,712
Total current	1,877,357	879,171	1,414,234	180,712

Deferred:
Hong Kong	(165,727)	(17,326)	65,745	8,401
Total deferred	(165,727)	(17,326)	65,745	8,401
Total provision for income taxes	$1,711,630	$861,845	$1,479,979	$189,113

A reconciliation between the Company’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:

	For the years ended March 31
	2022	2023	2024
	HKD	HKD	HKD	US$
Income before income tax	$11,927,837	$6,889,496	$6,742,758	$861,594
Hong Kong income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	1,974,374	1,141,247	1,112,555	142,163
Preferential rate	(165,000)	(165,000)	(165,000)	(21,084)
Impact of foreign rate differential	-	-	65,702	8,396
Non-taxable items in Hong Kong	(4,599)	(40,216)	(24,415)	(3,120)
Non-deductible items in Hong Kong	-	305,519	201,627	25,764
Prior years’ adjustments	(83,145	(374,705)	292,510	37,377
Tax credit	(10,000)	(5,000)	(3,000)	(383)
Total income tax expense	$1,711,630	$861,845	$1,479,979	$189,113
Effective tax rate	14.4%	12.5%	21.9%	21.9%

Deferred tax

Significant components of deferred tax were as follows:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Deferred tax assets:
Provision for credit losses	$64,989	$157	$20
Depreciation	16,809	15,896	2,031
Total deferred tax assets	81,798	16,053	2,051

Deferred tax liabilities:
Total deferred tax liabilities	-	-	-
Deferred tax (liabilities) assets, net	$81,798	$16,053	$2,051

The Company believes that a valuation allowance is not necessary for the deferred assets because there will be sufficient operating income generated in future years based on the fact that the Company’s subsidiary in Hong Kong generated profits historically and for the years ended March 31, 2023 and 2024.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2023 and 2024, the Company did not have any unrecognized tax benefits. For the years ended March 31, 2022, 2023 and 2024, the Company had no unrecognized tax benefits.

The Company’s tax jurisdiction is Hong Kong and the Company files profits tax returns with the Hong Kong Inland Revenue Department (“the HKIRD”). Hong Kong profits tax returns remain subject to examination by the HKIRD for six years after the date of filing. The tax years 2017 through 2022 remain subject to examination by the HKIRD.